CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts payable	$ 19,063,827	$ 23,867,229
Advances from customers	4,570,595	4,723,687
Accrued expenses	5,153,056	8,725,738
Other current liabilities	7,358,589	5,694,457
Income tax payable	1,779,978	1,793,016
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	10,000,000,000	10,000,000,000
Ordinary shares, shares issued	408,727,673	405,192,227
Ordinary shares, shares outstanding	403,790,426	405,192,227
VIEs
Accounts payable	3,101,935	4,886,576
Advances from customers	1,345,714	1,790,998
Accrued expenses	281,152	5,378,698
Other current liabilities	1,955,777	4,142,652
Income tax payable	$ 34,718	$ 107,032